Note 3: Earnings Per Share	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Note 3: Earnings Per Share

Note 3: Earnings Per Share

(Dollars in millions, except per share amounts; shares in millions)	2011	2010	2009
Net income attributable to common shareowners	$4,979	$4,373	$3,829

Basic weighted average shares outstanding	892.3	907.9	917.4
Stock awards	14.5	14.8	11.4
Diluted weighted average shares outstanding	906.8	922.7	928.8

Earnings Per Share of Common Stock:
Basic	$5.58	$4.82	$4.17
Diluted	$5.49	$4.74	$4.12

The computation of diluted earnings per share excludes the effect of the potential exercise of stock awards, including stock appreciation rights and stock options when the average market price of the common stock is lower than the exercise price of the related stock awards during the period. These outstanding stock awards are not included in the computation of diluted earnings per share because the effect would have been anti-dilutive.   For 2011, there were no anti-dilutive stock awards excluded from the computation. For 2010 and 2009, the number of stock awards excluded from the computation was 11.4 million and 20.2 million, respectively.